SELLING, GENERAL AND ADMINISTRATIVE COSTS	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
SELLING, GENERAL AND ADMINISTRATIVE COSTS
6. SELLING, GENERAL AND ADMINISTRATIVE COSTS

A breakdown of selling, general and administrative costs is presented below.

	For the years ended December 31,
	2025	2024	2023
	(€ thousand)
Selling costs	349,392	288,538	236,443
General and administrative costs	293,098	272,606	226,137
Total selling, general and administrative costs	642,490	561,144	462,580

Selling costs consist mainly of expenses related to sales personnel, marketing and events, and retail stores. Costs for marketing and events primarily relate to corporate events, trade shows, and media and client events for the launch of new models, as well as lifestyle events, including the use of digital solutions. These costs also include indirect marketing and brand-promotion activities, including those incurred through the Formula 1 racing team, Scuderia Ferrari.

General and administrative costs consist mainly of administrative and other general expenses that are not directly attributable to manufacturing, sales, or research and development activities. These costs include, in particular, personnel-related expenses and costs associated with the development and maintenance of the Group’s digital infrastructure.